Crypto Assets (Tables)	12 Months Ended
Mar. 31, 2026
Crypto Assets [Abstract]
Schedule of Crypto Assets

The following table presents the summary of crypto assets held by the Group, as of March 31, 2026:

	As of March 31, 2026
	Quantity	Cost Basis	Fair Value
		RMB	RMB
Bitcoin	5	3,915	2,306
Ethereum	160	4,289	2,273
Solana	200	227	112
Total		8,431	4,691

The following table presents the movement for crypto assets of the Group for the year ended March 31, 2026:

Carrying Value
RMB
Balance as of March 31, 2025	—
Purchase of crypto assets	8,432
Sales of crypto assets	(1)
Losses in net income	(3,789)
Effect of exchange rate changes	49
Balance as of March 31, 2026	4,691